                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [_] Amendment Number:
                                             -------

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Phoenix Variable Advisors, Inc.
Address:   One American Row, Hartford, CT 06102-5056

Form 13F File Number: 028-10577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John H. Beers
Title:   Vice President and Secretary
Phone:   (860) 403-5050

Signature, Place and Date of Signing:

/s/ John H. Beers          Hartford, CT    February 3, 2009
------------------------   -------------   ----------------
(Signature)                (City, State)        (Date)

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Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number:   Manager:
---------------------   ---------------------------------------------
028-11020               Aberdeen Asset Management, Inc.
028-02321               Alliance Bernstein, L.P.
028-01420               Duff & Phelps Investment Management Co.
028-12511               Goodwin Capital Advisers, Inc.
028-11866               Morgan Stanley Investment Inc. dba Van Kampen
028-00595               Neuberger Berman Management, Inc.
028-00085               Virtus Investment Advisers, Inc.

                              Form 13F Summary Page

                                 Report Summary:

Form 13F Information Table Entry Total:             13
Form 13F Information Table Value Total: $78,541,666.00

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                                    FORM 13F
               REPORTING MANAGER: PHOENIX VARIABLE ADVISORS, INC.
                     FOR THE QUARTER ENDED December 31, 2008

ITEM 1                        ITEM 2    ITEM 3     ITEM 4               ITEM 5             ITEM 6    ITEM 7          ITEM 8
------                        ------    ------     ------               ------             ------    ------          ------
                                                                                                                VOTING AUTHORITY
                                                    FAIR       SHARES OR                                     ----------------------
                             TITLE OF   CUSIP      MARKET      PRINCIPAL                 INVESTMENT             SOLE    SHARED NONE
NAME OF ISSUER                 CLASS    NUMBER      VALUE       AMOUNT   SH/PRN PUT/CALL DISCRETION MANAGERS     (A)      (B)   (C)
---------------------------- -------- --------- ------------- ---------- ------ -------- ---------- -------- ---------- ------ ----
BARCLAYS IPATH DOW/AIG ETN            06738C778  3,855,327.00 109,340.00 SH              109,340.00     1.00 109,340.00
ISHARES LEHMAN TIPS BOND FD           464287176  4,271,784.00  43,045.00 SH               43,045.00     1.00  43,045.00
ISHARES TR MSCI EAFE INDEX            464287465 11,265,733.50 251,075.00 SH              251,075.00     1.00 251,075.00
SPDR S&P INTL SMALL CAP ETF           78463X871  3,883,170.50 208,885.00 SH              208,885.00     1.00 208,885.00
VANGUARD EMERGING MARKTS ETF          922042858  2,498,928.00 105,440.00 SH              105,440.00     1.00 105,440.00
VANGUARD INTERMEDIATE-TRM BD          921937819  6,527,921.00  82,040.00 SH               82,040.00     1.00  82,040.00
VANGUARD LARGE-CAP ETF                922908637 26,023,356.00 638,610.00 SH              638,610.00     1.00 638,610.00
VANGUARD LONG-TERM BOND ETF           921937793  3,277,864.00  41,040.00 SH               41,040.00     1.00  41,040.00
VANGUARD REIT IDX VIPERS ETF          922908553  3,939,515.00 108,080.00 SH              108,080.00     1.00 108,080.00
VANGUARD SHORT-TERM BOND ETF          921937827  6,882,142.00  85,450.00 SH               85,450.00     1.00  85,450.00
VANGUARD SMALL-CAP ETF                922908751  8,480.514.00 198,700.00 SH              198,700.00     1.00 198,700.00
VANGUARD SMALL-CAP VALUE ETF          922908611  2,073,192.00  48,850.00 SH               48,850.00     1.00  48,850.00
VANGUARD VALUE ETF                    922908744  4,042,733.00  98,733.00 SH               98,733.00     1.00  98,733.00
                                                78,541,666.00